Asset Retirement Obligation (Schedule Of Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Current Portion	$ 66	$ 33
Long-Term Portion	900	936
Asset Retirement Obligation, Total	$ 966	$ 969	$ 921